Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive income	Accumulated deficit	Total
Balance at Dec. 31, 2021	$ 60,654	$ 93,275	$ 1,127	$ (140,674)	$ 14,382
Balance (in Shares) at Dec. 31, 2021	815,746,293
Net loss				(4,625)	(4,625)
Share-based compensation		135			135
Balance at Jun. 30, 2022	$ 60,654	93,410	1,127	(145,299)	9,892
Balance (in Shares) at Jun. 30, 2022	815,746,293
Balance at Dec. 31, 2022		154,192	1,127	(150,847)	4,472
Balance (in Shares) at Dec. 31, 2022	815,746,293
Net loss				(4,220)	(4,220)
Issuance of ordinary shares and warrants, net of issuance costs of $ 973		6,526			6,526
Issuance of ordinary shares and warrants, net of issuance costs of $ 973 (in Shares)	90,000,000
Issuance of ordinary shares due to exercise of warrants		1			1
Issuance of ordinary shares due to exercise of warrants (in Shares)	319,091,100
Share-based compensation		95			95
Balance at Jun. 30, 2023		$ 160,814	$ 1,127	$ (155,067)	$ 6,874
Balance (in Shares) at Jun. 30, 2023	1,224,837,393